Debt	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Debt Disclosure [Abstract]
Debt

5.    Debt

The Company is a holding company and conducts its operations through its subsidiaries, which have incurred or guaranteed indebtedness as described below.

Debt consisted of the following:

(In millions)	As of March 26, 2016	As of June 27, 2015
ABL	$866.9	$665.7
Term Facility	307.3	734.4
Promissory Note	5.4	5.1

Long-term debt	1,179.6	1,405.2
Capital and finance lease obligations	34.5	37.3

Total debt	1,214.1	1,442.5
Less: current installments	(11.8)	(12.9)

Total debt, excluding current installments	$1,202.3	$1,429.6

ABL Facility

PFGC, Inc. (“PFGC”), a wholly-owned subsidiary of the Company, is a party to the Second Amended and Restated Credit Agreement (the “ABL Facility”) dated February 1, 2016. The ABL Facility is secured by the majority of the tangible assets of PFGC and its subsidiaries. Performance Food Group, Inc., a wholly-owned subsidiary of PFGC, is the lead borrower under the ABL Facility, which is jointly and severally guaranteed by PFGC and all material domestic direct and indirect wholly-owned subsidiaries of PFGC (other than captive insurance subsidiaries and other excluded subsidiaries). Availability for loans and letters of credit under the ABL Facility is governed by a borrowing base, determined by the application of specified advance rates against eligible assets, including trade accounts receivable, inventory, owned real properties, and owned transportation equipment. The borrowing base is reduced quarterly by a cumulative fraction of the real properties and transportation equipment values. Advances on accounts receivable and inventory are subject to change based on periodic commercial finance examinations and appraisals, and the real property and transportation equipment values included in the borrowing base are subject to change based on periodic appraisals. Audits and appraisals are conducted at the direction of the administrative agent for the benefit and on behalf of all lenders.

On February 1, 2016, Performance Food Group, Inc. amended and restated the ABL Facility to increase the borrowing capacity from $1.4 billion to $1.6 billion, lower interest rates for LIBOR based loans, extend the maturity from May 2017 to February 2021, and modify triggers and provisions related to certain reporting, financial, and negative covenants. The total size of the facility immediately increased the effective borrowing capacity under the ABL Facility since borrowing base assets exceeded the facility size prior to the amendment. The Company estimates that approximately $6.6 million of fees and expenses have been incurred for the amendment, which were included as deferred financing costs and will be amortized over the remaining term of the ABL Facility. Of this amount $5.6 million was paid during the nine months ended March 26, 2016. In connection with the closing of this amendment, Performance Food Group, Inc. borrowed $200.0 million under the ABL Facility and used the proceeds to repay $200.0 million aggregate principal amount of loans under the Term Facility.

Borrowings under the ABL Facility bear interest, at Performance Food Group, Inc.’s option, at (a) the Base Rate (defined as the greater of (i) the Federal Funds Rate in effect on such date plus 0.5%, (ii) the Prime Rate on such day, or (iii) one month LIBOR plus 1.0%) plus a spread or (b) LIBOR plus a spread. The ABL Facility also provides for an unused commitment fee ranging from 0.25% to 0.375%.

The following table summarizes outstanding borrowings, availability, and the average interest rate under the ABL Facility:

(Dollars in millions)	As of March 26, 2016	As of June 27, 2015
Aggregate borrowings	$866.9	$665.7
Letters of credit	97.7	102.5
Excess availability, net of lenders’ reserves of $19.0 and $19.7	615.1	631.8
Average interest rate	2.06%	1.94%

The ABL Facility contains covenants requiring the maintenance of a minimum consolidated fixed charge coverage ratio if excess availability falls below the greater of (i) $130.0 million and (ii) 10% of the lesser of the borrowing base and the revolving credit facility amount for five consecutive business days. The ABL Facility also contains customary restrictive covenants that include, but are not limited to, restrictions on PFGC’s ability to incur additional indebtedness, pay dividends, create liens, make investments or specified payments, and dispose of assets. The ABL Facility provides for customary events of default, including payment defaults and cross-defaults on other material indebtedness. If an event of default occurs and is continuing, amounts due under such agreement may be accelerated and the rights and remedies of the lenders under such agreement available under the ABL Facility may be exercised, including rights with respect to the collateral securing the obligations under such agreement.

Term Loan Facility

Performance Food Group, Inc. entered into a Credit Agreement providing for a term loan facility (the “Term Facility”) on May 14, 2013. Performance Food Group, Inc. borrowed an aggregate principal amount of $750.0 million under the Term Facility that is jointly and severally guaranteed by PFGC and all domestic direct and indirect wholly-owned subsidiaries of PFGC (other than captive insurance subsidiaries and other excluded subsidiaries). Net proceeds to Performance Food Group, Inc. were $746.3 million. The proceeds from the Term Facility were used to redeem the Company’s then outstanding senior notes in full; to pay the fees, premiums, expenses, and other transaction costs incurred in connection with the Term Facility and a previous ABL Facility amendment; and to pay a $220 million dividend to the Company’s stockholders. A portion of the Term Facility was considered a modification of the senior notes.

The Term Facility matures in November 2019 and bears interest, at Performance Food Group, Inc.’s option, at a rate equal to a margin over either (a) a Base Rate determined by reference to the higher of (1) the rate of interest published by Credit Suisse (AG), Cayman Islands Branch, as its “prime lending rate,” (2) the federal funds rate plus 0.50%, and (3) one-month LIBOR rate plus 1.00% or (b) a LIBOR rate determined by reference to the service selected by Credit Suisse (AG), Cayman Islands Branch that has been nominated by the British Bankers’ Association (or any successor thereto). The applicable margin for the term loans under the Term Facility may be reduced subject to attaining a Total Net Leverage ratio below 4.25x. The applicable margin for borrowings was 5.0% for loans based on a LIBOR rate and 4.0% for loans based on the Base Rate, as of March 26, 2016, reflecting the 25 basis point reduction for total net leverage ratio below 4.25x. The LIBOR rate for term loans is subject to a 1.00% floor and the Base Rate for term loans is subject to a floor of 2.00%. Interest is payable quarterly in arrears in the case of Base Rate loans, and at the end of the applicable interest period (but no less frequently than quarterly) in the case of the LIBOR loans. Performance Food Group, Inc. can incur additional loans under the Term Facility with the aggregate amount of the incremental loans not exceeding the sum of (i) $140.0 million plus (ii) additional amounts so long as the Consolidated Secured Net Leverage Ratio (as defined in the credit agreement governing the Term Facility) does not exceed 5.90:1.00 and so long as the proceeds are not used to finance restricted payments that include any dividend or distribution payments.

PFGC is required to repay an aggregate principal amount equal to 0.25% of the aggregate principal amount of $750 million on the last business day of each calendar quarter, beginning September 30, 2013, which amounted to $5.6 million in both the nine months ended March 26, 2016 and March 28, 2015. The Term Facility is prepayable at par. On October 6, 2015, the Company completed its IPO and used the net proceeds therefrom to repay $223.0 million aggregate principal amount of indebtedness under the Term Facility. On February 1, 2016, Performance Food Group, Inc. amended and restated the ABL Facility as described above. In connection with the closing of this amendment, Performance Food Group, Inc. borrowed $200.0 million under the ABL Facility and used the proceeds to repay $200.0 million aggregate principal amount of loans under the Term Facility, bringing the total payment amount to $428.6 million during the nine months ended March 26, 2016.

As of March 26, 2016, aggregate borrowings outstanding were $308.3 million with unamortized original issue discount of $1.0 million. Original issue discount is being amortized as additional interest expense. Deferred financing costs on the Term Facility, which is included in Other intangible assets, net, is also being amortized as additional interest expense. The nine months ended March 26, 2016 includes $5.5 million of accelerated amortization of original issue discount and deferred financing costs because of the repayment of $223.0 million aggregate principal amount of indebtedness mentioned above. Additionally, the Company recognized a $5.8 million loss on extinguishment within interest expense during the third quarter of fiscal 2016, related to the write-off of unamortized original issue discount and deferred financing costs on the Term Facility, because of the repayment of $200.0 million aggregate principal amount of indebtedness mentioned above.

Interest expense related to the amortization of deferred financing costs and original issue discount for the Term Facility was as follows:

(In millions)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Deferred financing costs amortization	$12.5	$3.4
Original issue discount amortization	1.7	0.4

Total amortization included in interest expense	$14.2	$3.8

The ABL Facility and the Term Facility contain customary restrictive covenants under which all of the net assets of PFGC and its subsidiaries were restricted from distribution to Performance Food Group Company, except for approximately $153.2 million of restricted payment capacity available under such debt agreements, as of March 26, 2016.

Unsecured Subordinated Promissory Note

In connection with an acquisition, Performance Food Group, Inc. issued a $6.0 million interest only, unsecured subordinated promissory note on December 21, 2012, bearing an interest rate of 3.5%. Interest is payable quarterly in arrears. The $6.0 million principal is due in a lump sum in December 2017. All amounts outstanding under this promissory note become immediately due and payable upon the occurrence of a change in control of the Company or PFGC, which includes the sale, lease, or transfer of all or substantially all of the assets of PFGC. This promissory note was initially recorded at its fair value of $4.2 million. The difference between the principal and the initial fair value of the promissory note is being amortized as additional interest expense on a straight-line basis over the life of the promissory note, which approximates the effective yield method. For the nine months ended March 26, 2016 and March 28, 2015, interest expense included $0.3 million related to this amortization. As of March 26, 2016, the carrying value of the promissory note was $5.4 million.

7.    Debt

The Company is a holding company and conducts its operations through its subsidiaries, which have incurred or guaranteed indebtedness as described below.

Debt consisted of the following:

(In millions)	As of June 27, 2015	As of June 28, 2014
ABL	$665.7	$679.6
Term Facility	734.4	741.3
Promissory Note	5.1	4.7

Long-term debt	1,405.2	1,425.6
Capital and finance lease obligations	37.3	33.9

Total debt	1,442.5	1,459.5
Less: current installments	(12.9)	(10.5)

Total debt, excluding current installments	$1,429.6	$1,449.0

ABL Facility

PFGC, Inc. (“PFGC”), a wholly-owned subsidiary of the Company, entered into an Asset Based Revolving Loan Credit Agreement (the “ABL Facility”) on May 23, 2008 which was amended and restated on May 8, 2012. The ABL Facility is secured by the majority of the tangible assets of PFGC and its subsidiaries. Performance Food Group, Inc., a wholly-owned subsidiary of PFGC, is the lead borrower under the ABL Facility, which is jointly and severally guaranteed by PFGC and all domestic direct and indirect wholly-owned subsidiaries of PFGC (other than captive insurance subsidiaries). Availability for loans and letters of credit under the ABL Facility is governed by a borrowing base, determined by the application of specified advance rates against eligible assets, including trade accounts receivable, inventory, owned real properties, and owned transportation equipment. The borrowing base is reduced quarterly by a cumulative fraction of the real properties and transportation equipment values. Advances on accounts receivable and inventory are subject to change based on periodic commercial finance examinations and appraisals, and the real property and transportation equipment values included in the borrowing base are subject to change based on periodic appraisals. Audits and appraisals are conducted at the direction of the administrative agent for the benefit and on behalf of all lenders.

An amendment in May 2012 increased the size of the ABL Facility from $1.1 billion to $1.4 billion, lowered the interest rate grid for the LIBOR-based pricing option discussed below, and extended the maturity from May 2014 to May 2017. In addition, the May 2012 amendment expanded the borrowing base with respect to owned real estate and added transportation equipment as eligible assets in the borrowing base. Other provisions of the amendments included changes with respect to covenant calculations, restricted payments, and reporting requirements.

PFGC amended its ABL Facility in May 2013 to allow for the payment of a $220 million dividend, the exclusion of the dividend from the fixed charge coverage ratio calculation, and an increase in the amount of second lien debt that can be incurred.

PFGC amended its ABL Facility in February 2015 to include changes with respect to the borrowing base related to owned real properties and transportation equipment, to increase the indebtedness basket for financing the construction, repair, acquisition or improvement of fixed assets, and to amend certain conditions for the incurrence of additional indebtedness.

Borrowings under the ABL Facility bear interest, at Performance Food Group, Inc.’s option, at (a) the Base Rate (defined as the greater of (i) the Federal Funds Rate in effect on such date plus 0.5%, (ii) the Prime Rate on such day, or (iii) one month LIBOR plus 1.0%) plus a spread or (b) LIBOR plus a spread. The ABL Facility also provides for an unused commitment fee ranging from 0.25% to 0.375%. As of June 27, 2015, aggregate borrowings outstanding were $665.7 million. There were also $102.5 million in letters of credit outstanding under the facility, and excess availability was $631.8 million, net of $19.7 million of lenders’ reserves, subject to compliance with customary borrowing conditions. The average interest rate for the ABL facility was 1.94% at June 27, 2015. As of June 28, 2014, aggregate borrowings outstanding were $679.6 million. There were also $108.7 million in letters of credit outstanding under the facility, and excess availability was $587.8 million, net of $19.9 million of lenders’ reserves, subject to compliance with customary borrowing conditions.

The ABL Facility contains covenants requiring the maintenance of a minimum consolidated fixed charge coverage ratio if excess availability falls below (a) the greater of (i) $130.0 million and (ii) 10% of the lesser of the borrowing base and the revolving credit facility amount for five consecutive business days or (b) 7.5% of the revolving credit facility amount at any time. The ABL Facility also contains customary restrictive covenants that include, but are not limited to, restrictions on PFGC’s ability to incur additional indebtedness, pay dividends, create liens, make investments or specified payments, and dispose of assets. The ABL Facility provides for customary events of default, including payment defaults and cross-defaults on other material indebtedness. If an event of default occurs and is continuing, amounts due under such agreement may be accelerated and the rights and remedies of the lenders under such agreement available under the ABL Facility may be exercised, including rights with respect to the collateral securing the obligations under such agreement.

Term Loan Facility

Performance Food Group, Inc. entered into a Credit Agreement providing for the Term Facility on May 14, 2013. Performance Food Group, Inc. borrowed an aggregate principal amount of $750.0 million under the Term Facility that is jointly and severally guaranteed by PFGC and all domestic direct and indirect wholly-owned subsidiaries of Performance Food Group, Inc. Net proceeds to Performance Food Group, Inc. were $746.3 million. The proceeds from the Term Facility were used to redeem the then outstanding Senior Notes in full; to pay the fees, premiums, expenses, and other transaction costs incurred in connection with the Term Facility and the ABL amendment discussed above; and to pay the $220 million dividend referenced above. A portion of the Term Facility was considered a modification of the Senior Notes.

The Term Facility matures in November 2019 and bears interest, at Performance Food Group, Inc.’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest published by Credit Suisse (AG), Cayman Islands Branch, as its “prime lending rate,” (2) the federal funds rate plus 0.50% and (3) one-month LIBOR rate plus 1.00%, or (b) a LIBOR rate determined by reference to the service selected by Credit Suisse (AG), Cayman Islands Branch that has been nominated by the British Bankers’ Association (or any successor thereto). The applicable margin for the term loans under the Term Facility may be reduced subject to attaining a certain total net leverage ratio. The applicable margin for borrowings will be 5.25% for loans based on a LIBOR rate and 4.25% for loans based on the base rate, as of June 27, 2015. The LIBOR rate for term loans is subject to a 1.00% floor and the base rate for term loans is subject to a floor of 2.00%. Interest is payable quarterly in arrears in the case of Base Rate loans, and at the end of the applicable interest period (but no less frequently than quarterly) in the case of the LIBOR loans. Performance Food Group, Inc. can incur additional loans under the Term Facility with the aggregate amount of the incremental loans not exceeding the sum of (i) $140.0 million plus (ii) additional amounts so long as the Consolidated Secured Net Leverage Ratio for PFGC does not exceed 5.90:1.00 and so long as the proceeds are not used to finance restricted payments that include any dividend or distribution payments. PFGC is required to repay an aggregate principal amount equal to 0.25% of the aggregate principal amount of $750 million on the last business day of each calendar quarter, beginning September 30, 2013. The Term Facility is prepayable at par. As of June 27, 2015, aggregate borrowings outstanding were $736.9 million with unamortized original issue discount of $2.5 million. Original issue discount is being amortized as additional interest expense on a straight-lined basis over the life of the Term Facility, which approximates the effective yield method. For fiscal 2015 and 2014, interest expense included $0.6 million related to the amortization of original issue discount.

The ABL Facility and the Term Loan Facility contain customary restrictive covenants under which all of the net assets of PFGC and its subsidiaries were restricted from distribution to Performance Food Group Company, except for approximately $98.0 million of restricted payment capacity available under such debt agreements, as of June 27, 2015.

Unsecured Subordinated Promissory Note

In connection with an acquisition, Performance Food Group, Inc. issued a $6.0 million interest only, unsecured subordinated promissory note on December 21, 2012, bearing an interest rate of 3.5%. Interest is payable quarterly in arrears. The $6.0 million principal is due in a lump sum in December 2017. All amounts outstanding under this promissory note become immediately due and payable upon the occurrence of a Change in Control of the Company or PFGC, which includes the sale, lease, or transfer of all or substantially all of the assets of PFGC. This promissory note was initially recorded at its fair value of $4.2 million. The difference between the principal and the initial fair value of the promissory note is being amortized as additional interest expense on a straight-lined basis over the life of the promissory note, which approximates the effective yield method. For fiscal 2015 and 2014, interest expense included $0.4 million related to this amortization. As of June 27, 2015, the carrying value of the promissory note was $5.1 million.

Fiscal year maturities of long-term debt, excluding capital and finance lease obligations, are as follows:

(In millions)
2016	$9.4
2017	673.2
2018	13.5
2019	7.5
2020	705.0

Total long-term debt, excluding capital and finance lease obligations	$1,408.6

Capital and Finance Lease Obligations

Performance Food Group, Inc. is a party to facility leases at two Performance Foodservice distribution facilities and several equipment leases that are accounted for as capital leases in accordance with FASB ASC 840-30, Leases—Capital Leases. The charge to income resulting from amortization of these leases is included with depreciation expense in the consolidated statement of operations. The gross and net book values on the balance sheet as of June 27, 2015 were $43.5 million and $29.3 million, respectively. The gross and net book values on the balance sheet as of June 28, 2014 were $40.5 million and $29.8 million, respectively.

Future minimum lease payments under non-cancelable capital lease obligations were as follows as of June 27, 2015:

(In millions)	Capital Leases
2016	$5.9
2017	4.7
2018	4.7
2019	4.6
2020	3.0
Thereafter	33.4

Total future minimum lease payments	56.3
Less: interest	22.3

Present value of future minimum lease payments	$34.0

During the first quarter of fiscal 2015, Performance Food Group, Inc. sold and simultaneously leased back a Vistar distribution facility for a period of two years. As a result of continuing involvement with the property, this transaction did not meet the criteria to qualify as a sale-leaseback. In accordance with FASB ASC 840-40, Leases—Sale Leaseback Transactions, the building and related assets subject to the lease continue to be reflected on the Company’s balance sheet and depreciated over their remaining useful lives. The proceeds received from the sale of the building are recorded as financing lease obligations. At the end of the lease term, the net book value of the assets subject to the lease and the corresponding financing obligation will be reversed. As of June 27, 2015, the future minimum lease payments under non-cancelable finance lease obligations were $0.4 million for fiscal 2016.